Summary of Significant Accounting Policies - Summary of Asset Retirement Obligations (Detail) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2015 INR (₨)
Asset Retirement Obligation [Abstract]
Beginning balance	₨ 94,301	$ 1,454	₨ 70,942
Addition during the year	139,350	2,149	17,250
Liabilities settled during the year	0	0	0
Accretion expense during the year	9,329	144	6,109	₨ 2,592
Ending balance	₨ 242,980	$ 3,747	₨ 94,301	₨ 70,942